Property, equipment and software, net (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	¥ 42,431	$ 6,171	¥ 12,747	¥ 3,294